Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowances for receivables	$ 38,813	$ 48,401	$ 55,917